INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
a)Accounting policy
These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.
Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 26).
b)Breakdown

	12.31.2023	12.31.2022
Materials for resale	836,799	772,469
Materials for consumption	38,422	36,255
Other inventories	39,263	45,906
Gross inventories	914,484	854,630
Estimated losses from impairment or obsolescence	(91,670)	(64,906)
Net total	822,814	789,724